Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance	$ 31,155	$ 23,420
Additions	8,438	7,735
Transfers
Ending balance	39,593	31,155
Accumulated depreciation
Beginning balance	12,497	8,523
Amortization	5,839	3,974
Ending balance	18,336	12,497
Net book value
Intangible assets	21,257	18,658	[1]
Internally Generated Completed [Member]
Statement Line Items [Line Items]
Beginning balance	26,901	16,528
Additions
Transfers	7,948	10,373
Ending balance	34,849	26,901
Accumulated depreciation
Beginning balance	9,374	5,491
Amortization	5,764	3,883
Ending balance	15,138	9,374
Net book value
Intangible assets	19,711	17,527
Internally Generated In Process [Member]
Statement Line Items [Line Items]
Beginning balance	898	3,541
Additions	8,438	7,730
Transfers	(7,948)	(10,373)
Ending balance	1,388	898
Accumulated depreciation
Beginning balance
Amortization
Ending balance
Net book value
Intangible assets	1,388	898
Acquired Software Licences [Member]
Statement Line Items [Line Items]
Beginning balance	3,356	3,351
Additions		5
Transfers
Ending balance	3,356	3,356
Accumulated depreciation
Beginning balance	3,123	3,032
Amortization	75	91
Ending balance	3,198	3,123
Net book value
Intangible assets	$ 158	$ 233

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.